Unaudited Condensed Consolidated Statements of Shareholders’ Equity - USD ($)		Ordinary Shares		Subscription Receivable	Additional paid-in capital	Retained Earnings	Total
Balance at Sep. 30, 2023		$ 13,125	[1]	$ (13,125)	$ 128,205	$ 373,971	$ 502,176
Balance (in Shares) at Sep. 30, 2023	[1]	65,625
Issuance of ordinary share upon the completion of IPO, net of issuance cost		$ 1,500	[1]		2,962,556		2,964,056
Issuance of ordinary share upon the completion of IPO, net of issuance cost (in Shares)	[1]	7,500
Net income for the period			[1]			898,795	898,795
Balance at Mar. 31, 2024		$ 14,625	[1]	(13,125)	3,090,761	1,272,766	4,365,027
Balance (in Shares) at Mar. 31, 2024	[1]	73,125
Balance at Sep. 30, 2024		$ 14,931	[1]	(13,125)	3,454,741	1,712,979	$ 5,169,526
Balance (in Shares) at Sep. 30, 2024		74,656	[1]				74,656	[2]
Issuance of ordinary share to Square Gate as compensation		$ 48	[1]		36,740		$ 36,788
Issuance of ordinary share to Square Gate as compensation (in Shares)	[1]	239
Net income for the period						450,256	450,256
Balance at Mar. 31, 2025		$ 14,979	[1]	$ (13,125)	$ 3,491,481	$ 2,163,235	$ 5,656,570
Balance (in Shares) at Mar. 31, 2025		74,895	[1]				74,895	[2]

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025
[2]	Retrospectively applied for effect of reverse stock split on July 21, 2025